UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
(Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Rolls-Royce Holdings PLC*	1,665,813	$35,170,912	3.91%

Apparel Retail
The TJX Companies, Inc.	574,973	36,643,029	4.07

Biotechnology
Biogen Idec Inc.*	194,468	54,402,423	6.04
Celgene Corporation*	208,162	35,171,052	3.91
Gilead Sciences, Inc.*	1,016,233	76,369,910	8.48
		165,943,385	18.43

Cable & Satellite
Comcast Corporation - Cl. A	547,556	28,453,748	3.16

Casinos & Gaming
Wynn Resorts Ltd.	157,077	30,505,924	3.39

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	168,252	23,718,484	2.63

Consumer Finance
American Express Company	308,384	27,979,680	3.11

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	227,000	50,548,360	5.62

Fertilizers & Agricultural Chemicals
Monsanto Company	481,627	56,133,627	6.24

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	433,830	34,467,794	3.83

Internet Retail
priceline.com, Inc.*	28,126	32,693,662	3.63

Internet Software & Services
Facebook, Inc. - Cl. A*	575,936	31,480,662	3.50
Google, Inc. - Cl. A*	58,529	65,594,035	7.28
		97,074,697	10.78

Managed Health Care
UnitedHealth Group, Inc.	353,892	26,648,068	2.96

Movies & Entertainment
The Walt Disney Company	391,347	29,898,911	3.32

Multi-Line Insurance
American International Group, Inc.	414,045	$21,136,997	2.35%

Oil & Gas Equipment & Services
Schlumberger Ltd.	373,112	33,621,122	3.74

Oil & Gas Exploration & Production
Continental Resources, Inc.*	153,685	17,292,636	1.92

Other Diversified Financial Services
Citigroup, Inc.	673,095	35,074,981	3.90

Railroads
Canadian Pacific Railway Ltd.	194,858	29,485,913	3.28

Restaurants
Chipotle Mexican Grill, Inc.*	34,124	18,180,585	2.02
Starbucks Corporation	233,621	18,313,550	2.03
		36,494,135	4.05

Semiconductor Equipment
ASML Holding N.V.	232,870	21,819,919	2.42

Specialty Chemicals
The Sherwin-Williams Company	147,802	27,121,667	3.01

TOTAL COMMON STOCKS (Cost $623,616,601)		897,927,651	99.75

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	6,049,660	6,049,660	0.67

TOTAL SHORT-TERM INVESTMENTS (Cost $6,049,660)		6,049,660	0.67

TOTAL INVESTMENTS (Cost $629,666,261)		903,977,311	100.42

Liabilities, Less Cash and Other Assets		(3,760,035)	(0.42)

NET ASSETS		$900,217,276	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	38,602	$3,359,532	0.56%
Rolls-Royce Holdings PLC*	597,013	12,604,951	2.11
		15,964,483	2.67

Apparel Retail
The Gap, Inc.	259,202	10,129,614	1.69
The TJX Companies, Inc.	217,453	13,858,280	2.31
		23,987,894	4.00

Apparel, Accessories & Luxury Goods
Compagnie Financiere Richemont SA	55,084	5,483,392	0.91
lululemon athletica, inc.*	193,407	11,416,815	1.91
		16,900,207	2.82

Application Software
salesforce.com, inc.*	175,422	9,681,540	1.62

Biotechnology
Biogen Idec Inc.*	90,960	25,446,060	4.25
Celgene Corporation*	119,286	20,154,563	3.36
Gilead Sciences, Inc.*	480,088	36,078,613	6.02
		81,679,236	13.63

Broadcasting
CBS Corporation - Cl. B	300,478	19,152,468	3.20
Liberty Media Corporation - Cl. A*	60,586	8,872,820	1.48
		28,025,288	4.68

Cable & Satellite
Comcast Corporation - Cl. A	251,247	13,056,050	2.18
Liberty Global PLC - Cl. A*	136,006	12,103,174	2.02
		25,159,224	4.20

Casinos & Gaming
Wynn Resorts Ltd.	83,629	16,241,588	2.71

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	103,506	14,591,241	2.44

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	26,409	3,094,342	0.52

Visa, Inc. - Cl. A	118,870	$26,469,972	4.42%
		29,564,314	4.94

Distillers & Vintners
Pernod-Ricard S.A.	36,777	4,189,697	0.70

Fertilizers & Agricultural Chemicals
Monsanto Company	236,606	27,576,429	4.60

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	243,006	19,306,827	3.22

Internet Retail
Amazon.com, Inc.*	20,294	8,093,044	1.35
priceline.com, Inc.*	15,992	18,589,101	3.10
		26,682,145	4.45

Internet Software & Services
Facebook, Inc. - Cl. A*	307,116	16,786,961	2.80
Google, Inc. - Cl. A*	29,599	33,171,895	5.54
LinkedIn Corporation - Cl. A*	57,763	12,524,751	2.09
Twitter, Inc.*	52,431	3,337,233	0.56
		65,820,840	10.99

Movies & Entertainment
The Walt Disney Company	235,263	17,974,093	3.00

Multi-Line Insurance
American International Group, Inc.	218,400	11,149,320	1.86

Oil & Gas Equipment & Services
Schlumberger Ltd.	237,590	21,409,235	3.57

Oil & Gas Exploration & Production
Antero Resources Corporation*	103,459	6,563,439	1.10
Continental Resources, Inc.*	71,457	8,040,342	1.34
		14,603,781	2.44

Other Diversified Financial Services
Citigroup, Inc.	463,825	24,169,921	4.03

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	104,628	7,907,784	1.32

Railroads
Canadian Pacific Railway Ltd.	106,007	16,040,979	2.68
Union Pacific Corporation	74,185	12,463,080	2.08
		28,504,059	4.76

Restaurants
Panera Bread Company - Cl. A*	18,009	3,182,010	0.53
Starbucks Corporation	78,284	6,136,683	1.03
		9,318,693	1.56

Semiconductor Equipment
ASML Holding N.V.	208,992	19,582,550	3.27

Semiconductors
Texas Instruments, Inc.	341,271	$14,985,210	2.50%

Specialized Finance
IntercontinentalExchange, Inc.	36,720	8,259,062	1.38

Specialty Chemicals
The Sherwin-Williams Company	97,932	17,970,522	3.00

TOTAL COMMON STOCKS (Cost $419,565,716)		601,205,183	100.36

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,126,415	4,126,415	0.69

TOTAL SHORT-TERM INVESTMENTS (Cost $4,126,415)		4,126,415	0.69

TOTAL INVESTMENTS (Cost $423,692,131)		605,331,598	101.05

Liabilities, Less Cash and Other Assets		(6,290,595)	(1.05)

NET ASSETS		$599,041,003	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21ST Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	94,106	$8,190,045	2.47%
DigitalGlobe, Inc.*	38,618	1,589,131	0.48
TransDigm, Inc.	20,615	3,319,427	1.00
		13,098,603	3.95

Apparel Retail
Ross Stores, Inc.	68,642	5,143,345	1.55

Apparel, Accessories & Luxury Goods
Compagnie Financiere Richemont S.A.	31,160	3,101,853	0.93
lululemon athletica, inc.*	69,428	4,098,335	1.24
Michael Kors Holdings Ltd.*	83,488	6,778,391	2.04
		13,978,579	4.21

Application Software
salesforce.com, inc.*	145,322	8,020,321	2.42
Workday, Inc. - Cl. A*	10,505	873,596	0.26
		8,893,917	2.68

Automobile Manufacturers
Tesla Motors, Inc.*	5,843	878,670	0.26

Automotive Retail
Monro Muffler Brake, Inc.	65,378	3,684,704	1.11

Biotechnology
Alexion Pharmaceuticals, Inc.*	27,440	3,651,166	1.10
Biogen Idec Inc.*	50,859	14,227,805	4.28
BioMarin Pharmaceutical, Inc.*	50,347	3,537,884	1.07
Gilead Sciences, Inc.*	221,312	16,631,597	5.01
Incyte Corporation Ltd.*	72,528	3,672,093	1.11
		41,720,545	12.57

Cable & Satellite
Liberty Global PLC - Series C*	75,255	6,345,502	1.91

Casinos & Gaming
Wynn Resorts Ltd.	46,979	9,123,792	2.75

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	38,958	5,491,909	1.65

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	42,660	4,998,472	1.51

MasterCard, Inc. - Cl. A	14,452	$12,074,068	3.64%
Wirecard A.G.	128,003	5,056,529	1.52
		22,129,069	6.67

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	121,530	8,553,281	2.58
Remy Cointreau S.A.	22,688	1,903,612	0.57
		10,456,893	3.15

Distributors
LKQ Corporation*	195,108	6,419,053	1.93

Fertilizers & Agricultural Chemicals
Monsanto Company	118,831	13,849,753	4.17

Health Care Services
Envision Healthcare Holdings, Inc.*	125,982	4,474,881	1.35

Health Care Technology
Veeva Systems, Inc. - Cl. A*	51,783	1,662,234	0.50

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	72,834	1,620,557	0.49

Internet Retail
Amazon.com, Inc.*	9,837	3,922,897	1.18

Internet Software & Services
Facebook, Inc. - Cl. A*	161,360	8,819,937	2.66
Google, Inc. - Cl. A*	11,198	12,549,710	3.78
LinkedIn Corporation - Cl. A*	14,395	3,121,268	0.94
VeriSign, Inc.*	88,524	5,291,965	1.59
Youku.com, Inc. Spon. ADR*	62,179	1,884,024	0.57
		31,666,904	9.54

Investment Banking & Brokerage
Morgan Stanley	161,810	5,074,362	1.53

Movies & Entertainment
SFX Entertainment, Inc.*	148,204	1,778,448	0.54
The Walt Disney Company	158,788	12,131,403	3.65
		13,909,851	4.19

Oil & Gas Equipment & Services
Schlumberger Ltd.	119,502	10,768,325	3.24

Oil & Gas Exploration & Production
Antero Resources Corporation*	84,672	5,371,592	1.62

Other Diversified Financial Services
Citigroup, Inc.	194,654	10,143,420	3.06

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	53,615	4,052,221	1.22
Mondelez International, Inc. - Cl. A	243,086	8,580,936	2.58
		12,633,157	3.80

Railroads
Genesee & Wyoming, Inc. - Cl. A*	104,319	$10,019,840	3.02%

Regional Banks
City National Corporation	54,851	4,345,296	1.31

Research & Consulting Services
IHS, Inc. - Cl. A*	62,659	7,500,283	2.26
Verisk Analytics, Inc. - Cl. A*	100,692	6,617,478	1.99
		14,117,761	4.25

Restaurants
Domino's Pizza, Inc.	37,734	2,628,173	0.79
Dunkin' Brands Group, Inc.	99,441	4,793,056	1.44
Panera Bread Company - Cl. A*	18,704	3,304,810	1.00
		10,726,039	3.23

Semiconductor Equipment
ASML Holding N.V.	57,123	5,352,425	1.61

Specialized Finance
IntercontinentalExchange, Inc.	24,092	5,418,773	1.63

Specialty Chemicals
Ecolab, Inc.	40,401	4,212,612	1.27
The Sherwin-Williams Company	43,082	7,905,547	2.38
		12,118,159	3.65

Specialty Stores
Ulta Salon, Cosmetics & Fragrance, Inc.*	37,574	3,626,642	1.09

TOTAL COMMON STOCKS (Cost $232,771,062)		328,187,449	98.85

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,969,492	4,969,492	1.50

TOTAL SHORT-TERM INVESTMENTS (Cost $4,969,492)		4,969,492	1.50

TOTAL INVESTMENTS (Cost $237,740,554)		333,156,941	100.35

Liabilities, Less Cash and Other Assets		(1,172,455)	(0.35)

NET ASSETS		$331,984,486	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Rolls-Royce Holdings PLC*	196,451	$4,147,741	3.46%

Airlines
Copa Holdings S.A. - Cl. A	11,430	1,830,057	1.53

Apparel, Accessories & Luxury Goods
Adidas A.G.	23,813	3,034,843	2.53
lululemon athletica, inc.*	63,835	3,768,180	3.14
Swatch Group AG	5,821	3,846,734	3.21
		10,649,757	8.88

Asset Management & Custody Banks
Hargreaves Lansdown PLC	89,060	1,996,864	1.67

Automobile Manufacturers
Bayerische Motoren Werke AG	20,223	2,370,886	1.98
Tata Motors Ltd. Spon. ADR	44,466	1,369,553	1.14
		3,740,439	3.12

Biotechnology
Gilead Sciences, Inc.*	31,080	2,335,662	1.95

Cable & Satellite
Liberty Global PLC - Series C*	58,802	4,958,185	4.13
Naspers Ltd. - Cl. N	33,708	3,521,859	2.94
		8,480,044	7.07

Casinos & Gaming
Sands China Ltd.	369,600	3,031,423	2.53

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	4,274	3,570,756	2.98
Wirecard A.G.	86,342	3,410,786	2.84
		6,981,542	5.82

Distillers & Vintners
Remy Cointreau S.A.	21,165	1,775,826	1.48

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	63,178	2,449,411	2.04

Food Retail
Jeronimo Martins SGPS, S.A.	153,523	3,002,229	2.51

Magnit OJSC Spon. GDR - 144A	18,292	$1,210,931	1.01%
		4,213,160	3.52

General Merchandise Stores
Dollarama, Inc.	16,180	1,343,599	1.12

Health Care Services
Catamaran Corporation*	53,854	2,556,988	2.13

Integrated Oil & Gas
Suncor Energy, Inc.	103,822	3,639,756	3.04

Internet Retail
Qunar Cayman Islands Ltd. ADR*	45,579	1,209,211	1.01
Rakuten, Inc.	239,000	3,549,482	2.96
Start Today Company Ltd.	89,700	2,223,974	1.86
		6,982,667	5.83

Internet Software & Services
Criteo S.A. Spon. ADR*	14,675	501,885	0.42
MercadoLibre, Inc.	10,473	1,128,885	0.94
Telecity Group PLC	380,857	4,575,584	3.82
Yandex N.V. - Cl. A*	77,368	3,338,429	2.78
Youku.com, Inc. Spon. ADR*	51,355	1,556,057	1.30
		11,100,840	9.26

Life & Health Insurance
AIA Group Ltd.	727,200	3,648,051	3.04

Movies & Entertainment
Imax Corporation*	45,268	1,334,501	1.11

Oil & Gas Equipment & Services
Anton Oilfield Services Group	96,000	58,434	0.05
Schlumberger Ltd.	54,653	4,924,782	4.11
		4,983,216	4.16

Pharmaceuticals
Roche Holding AG	17,213	4,808,564	4.01

Publishing
Rightmove PLC	30,571	1,387,099	1.16

Railroads
Canadian Pacific Railway Ltd.	32,008	4,840,749	4.04

Real Estate Operating Companies
BR Malls Participacoes S.A.	175,600	1,269,039	1.06

Restaurants
Domino's Pizza Group PLC	289,729	2,461,254	2.05

Semiconductor Equipment
ASML Holding N.V.	52,142	4,880,626	4.07

Semiconductors
ARM Holdings PLC	76,726	1,396,328	1.17

Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	204,273	$3,562,521	2.97%
		4,958,849	4.14

Specialized Finance
Japan Exchange Group, Inc.	86,300	2,449,442	2.04

Specialty Stores
Jin Company Ltd.	32,700	1,381,778	1.15

TOTAL COMMON STOCKS (Cost $95,391,950)		115,658,944	96.48

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,243,308	2,243,308	1.87

TOTAL SHORT-TERM INVESTMENTS (Cost $2,243,308)		2,243,308	1.87

TOTAL INVESTMENTS (Cost $97,635,258)		117,902,252	98.35

Cash and Other Assets, Less Liabilities		1,976,839	1.65

NET ASSETS		$119,879,091	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$1,128,885	0.96%
Brazil	1,269,039	1.08
Canada	14,926,785	12.66
China/Hong Kong	9,503,176	8.06
France	2,277,711	1.93
Germany	8,816,515	7.48
India	1,369,553	1.16
Japan	9,604,676	8.15
Netherlands	12,254,819	10.39
Panama	1,830,057	1.55
Portugal	3,002,229	2.54
Russia	4,549,360	3.86
South Africa	3,521,859	2.99
Switzerland	8,655,298	7.34
Taiwan	3,562,521	3.02
United Kingdom	20,923,055	17.75
United States(1)	10,706,714	9.08
	$117,902,252	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Apparel, Accessories & Luxury Goods
Coach, Inc.	311,397	$17,478,714	1.94%
lululemon athletica, inc.*	310,583	18,333,714	2.04
		35,812,428	3.98

Automotive Retail
AutoZone, Inc.*	66,275	31,675,473	3.52

Biotechnology
Biogen Idec Inc.*	139,178	38,935,046	4.33
Celgene Corporation*	215,003	36,326,907	4.04
Gilead Sciences, Inc.*	592,083	44,495,037	4.94
		119,756,990	13.31

Broadcasting
CBS Corporation - Cl. B	164,015	10,454,316	1.16

Cable & Satellite
Liberty Global PLC - Series C*	422,286	35,607,156	3.96

Casinos & Gaming
Pinnacle Entertainment, Inc.*	783,697	20,368,285	2.26
Wynn Resorts Ltd.	112,864	21,919,317	2.44
		42,287,602	4.70

Data Processing & Outsourced Services
QIWI PLC Spon. ADR	247,892	13,881,952	1.54

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	453,139	31,891,923	3.54
Remy Cointreau S.A.	148,844	12,488,593	1.39
		44,380,516	4.93

Distributors
LKQ Corporation*	266,910	8,781,339	0.98

Fertilizers & Agricultural Chemicals
Monsanto Company	319,850	37,278,517	4.14

Food Retail
Jeronimo Martins SGPS, S.A.	429,158	8,392,428	0.93

Home Improvement Retail
Lowe's Companies, Inc.	678,781	33,633,599	3.74

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	189,200	$4,209,700	0.47%

Internet Retail
Amazon.com, Inc.*	23,045	9,190,116	1.02

Internet Software & Services
Facebook, Inc. - Cl. A*	385,002	21,044,209	2.34
Google, Inc. - Cl. A*	39,567	44,343,133	4.93
Zillow, Inc. - Cl. A*	121,523	9,932,075	1.10
		75,319,417	8.37

Leisure Facilities
ClubCorp Holdings, Inc.	406,209	7,206,148	0.80

Life & Health Insurance
AIA Group Ltd.	3,386,200	16,987,114	1.89

Mortgage REITs
Starwood Property Trust, Inc.	503,619	13,950,246	1.55

Movies & Entertainment
SFX Entertainment, Inc.*	540,901	6,490,812	0.72
The Walt Disney Company	318,324	24,319,954	2.71
		30,810,766	3.43

Oil & Gas Equipment & Services
Schlumberger Ltd.	271,208	24,438,553	2.72

Other Diversified Financial Services
Citigroup, Inc.	410,662	21,399,597	2.38

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	270,582	20,450,588	2.28
Mondelez International, Inc. - Cl. A	1,001,964	35,369,329	3.93
		55,819,917	6.21

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	182,588	10,496,984	1.17

Research & Consulting Services
IHS, Inc. - Cl. A*	75,065	8,985,280	1.00

Restaurants
Domino's Pizza Group PLC	1,092,775	9,283,149	1.03
Panera Bread Company - Cl. A*	49,764	8,792,801	0.98
		18,075,950	2.01

Semiconductor Equipment
ASML Holding N.V.	281,273	26,355,280	2.93

Semiconductors
Texas Instruments, Inc.	612,889	26,911,956	2.99

Specialized Finance
IntercontinentalExchange, Inc.	123,411	27,757,602	3.09

Specialty Chemicals
The Sherwin-Williams Company	132,409	24,297,051	2.70

Specialty Stores
Jin Company Ltd.	430,200	$18,178,616	2.02%

TOTAL COMMON STOCKS (Cost $670,082,797)		842,332,609	93.64

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,256,000	4,564,560	0.51

Cable & Satellite
Dish DBS Corp., 6.625%, 10/1/14	4,099,000	4,262,960	0.47

Casinos & Gaming
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	4,052,000	4,396,420	0.49

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	5,185,000	5,599,800	0.62

TOTAL CORPORATE BONDS (Cost $18,473,102)		18,823,740	2.09

INTERNATIONAL BONDS
Alternative Carriers
Ziggo Bond Co. 144A, 8.000%, 5/15/18	€6,086,000	8,876,866	0.99

TOTAL INTERNATIONAL BONDS (Cost $8,031,724)		8,876,866	0.99

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Thrifts & Mortgage Finance
First Niagara Financial Group, Inc., Series B, 8.625%	212,799	5,928,580	0.66

TOTAL PREFERRED STOCKS (Cost $5,319,975)		5,928,580	0.66

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	21,638,091	21,638,091	2.41

TOTAL SHORT-TERM INVESTMENTS (Cost $21,638,091)		21,638,091	2.41

TOTAL INVESTMENTS (Cost $723,545,689)		897,599,886	99.79

Cash and Other Assets, Less Liabilities		1,928,627	0.21

NET ASSETS		$899,528,513	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$18,333,714	2.04%
China/Hong Kong	16,987,114	1.89
France	12,488,593	1.39
Japan	18,178,616	2.02
Netherlands	59,670,699	6.65
Portugal	8,392,428	0.94
Russia	13,881,952	1.55
United Kingdom	44,890,305	5.00
United States(1)	704,776,465	78.52
	$897,599,886	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
European Aeronautic Defence and Space Company N.V.	31,623	$2,427,944	3.60%
Lockheed Martin Corporation	12,871	1,913,403	2.84
Precision Castparts Corp.	5,337	1,437,254	2.13
Rolls-Royce Holdings PLC*	160,102	3,380,291	5.02
Zodiac Aerospace	11,661	2,065,412	3.07
		11,224,304	16.66

Alternative Carriers
Ziggo N.V.	30,182	1,378,509	2.05

Apparel Retail
The TJX Companies, Inc.	31,541	2,010,108	2.98

Apparel, Accessories & Luxury Goods
Hermes International	4,660	1,689,235	2.51
Luxottica Group SpA Spon. ADR	32,183	1,735,307	2.57
		3,424,542	5.08

Automobile Manufacturers
Bayerische Motoren Werke AG	17,718	2,077,207	3.08
Tata Motors Ltd. Spon. ADR	46,785	1,440,978	2.14
		3,518,185	5.22

Automotive Retail
AutoZone, Inc.*	2,190	1,046,689	1.55

Biotechnology
Biogen Idec Inc.*	9,497	2,656,786	3.94
Celgene Corporation*	11,972	2,022,789	3.00
Celldex Therapeutics, Inc.*	25,318	612,949	0.91
Gilead Sciences, Inc.*	39,698	2,983,304	4.43
		8,275,828	12.28

Cable & Satellite
Comcast Corporation - Cl. A	27,358	1,421,659	2.11

Casinos & Gaming
Las Vegas Sands Corp.	14,117	1,113,408	1.65

Data Processing & Outsourced Services
QIWI PLC Spon. ADR	40,520	2,269,120	3.37

Distributors
LKQ Corporation*	40,722	1,339,754	1.99

Fertilizers & Agricultural Chemicals
Monsanto Company	20,934	$2,439,858	3.62%

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	22,536	1,790,485	2.66

Hypermarkets & Super Centers
PriceSmart, Inc.	13,683	1,580,934	2.35

Industrial Machinery
Pentair Ltd.	17,313	1,344,701	1.99

Internet Retail
Qunar Cayman Islands Ltd. ADR*	27,780	737,003	1.09

Internet Software & Services
Facebook, Inc. - Cl. A*	37,980	2,075,987	3.08
Google, Inc. - Cl. A*	2,078	2,328,835	3.46
		4,404,822	6.54

Life & Health Insurance
AIA Group Ltd.	249,800	1,253,140	1.86

Movies & Entertainment
SFX Entertainment, Inc.*	51,571	618,852	0.92

Oil & Gas Equipment & Services
Schlumberger Ltd.	23,211	2,091,543	3.10

Other Diversified Financial Services
Citigroup, Inc.	34,118	1,777,889	2.64

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	5,468	314,355	0.47
Roche Holding AG	7,962	2,224,237	3.30
		2,538,592	3.77

Railroads
Canadian Pacific Railway Ltd.	13,397	2,026,103	3.01

Regional Banks
First Republic Bank	18,594	973,396	1.44

Research & Consulting Services
Verisk Analytics, Inc. - Cl. A*	10,411	684,211	1.01

Restaurants
Starbucks Corporation	12,649	991,555	1.47

Semiconductor Equipment
ASML Holding N.V.	22,762	2,132,799	3.16

Systems Software
FireEye, Inc.*	9,702	423,104	0.63

Textiles
Brunello Cucinelli SpA	36,900	1,311,216	1.95

TOTAL COMMON STOCKS (Cost $49,107,537)		66,142,309	98.15

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,083,705	$1,083,705	1.61%

TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,705)		1,083,705	1.61

TOTAL INVESTMENTS (Cost $50,191,242)		67,226,014	99.76

Cash and Other Assets, Less Liabilities		162,381	0.24

NET ASSETS		$67,388,395	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$2,026,103	3.01%
China/Hong Kong	1,990,143	2.96
France	6,182,591	9.20
Germany	2,077,207	3.09
India	1,440,978	2.14
Italy	3,046,523	4.53
Netherlands	5,602,851	8.33
Russia	2,269,120	3.38
Switzerland	2,224,237	3.31
United Kingdom	3,380,291	5.03
United States(1)	36,985,970	55.02
	$67,226,014	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review and determination of the appropriate price by the Adviser. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2013:

Fund Investmnents by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$229,157,203	$-	$-	$229,157,203
Energy	50,913,758	-	-	50,913,758
Financials	84,191,658	-	-	84,191,658
Health Care	192,591,453	-	-	192,591,453
Industrials	88,375,309	-	-	88,375,309
Information Technology	169,442,976	-	-	169,442,976
Materials	83,255,294	-	-	83,255,294
Short-term Investments	6,049,660	-	-	6,049,660
				$903,977,311

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$183,595,959	$-	$-	$183,595,959
Consumer Staples	12,097,481	-	-	12,097,481
Energy	36,013,016	-	-	36,013,016
Financials	43,578,303	-	-	43,578,303
Health Care	81,679,236	-	-	81,679,236
Industrials	59,059,783	-	-	59,059,783
Information Technology	139,634,454	-	-	139,634,454
Materials	45,546,951	-	-	45,546,951
Short-term Investments	4,126,415	-	-	4,126,415
				$605,331,598

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	79,379,631	-	-	79,379,631
Consumer Staples	23,090,050	-	-	23,090,050
Energy	16,139,917	-	-	16,139,917
Financials	24,981,851	-	-	24,981,851
Health Care	47,857,660	-	-	47,857,660
Industrials	42,728,113	-	-	42,728,113
Information Technology	68,042,315	-	-	68,042,315
Materials	25,967,912	-	-	25,967,912
Short-term Investments	4,969,492	-	-	4,969,492
				$333,156,941

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	40,792,561	-	-	40,792,561
Consumer Staples	5,988,986	-	-	5,988,986
Energy	8,622,972	-	-	8,622,972
Financials	9,363,396	-	-	9,363,396
Health Care	9,701,214	-	-	9,701,214
Industrials	13,267,958	-	-	13,267,958
Information Technology	27,921,857	-	-	27,921,857
Short-term Investments	2,243,308	-	-	2,243,308
				$117,902,252

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$285,923,209	$-	$-	$285,923,209
Consumer Staples	108,592,861	-	-	108,592,861
Energy	24,438,553	-	-	24,438,553
Financials	80,094,559	-	-	80,094,559
Health Care	130,253,974	-	-	130,253,974
Industrials	8,985,280	-	-	8,985,280
Information Technology	142,468,605	-	-	142,468,605
Materials	61,575,568	-	-	61,575,568
Corporate Bonds	-	18,823,740	-	18,823,740
International Bonds	-	8,876,866	-	8,876,866
Preferred Stocks	5,928,580	-	-	5,928,580
Short-term Investments	21,638,091	-	-	21,638,091
				$897,599,886

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	19,323,456	-	-	19,323,456
Consumer Staples	1,580,934	-	-	1,580,934
Energy	2,091,543	-	-	2,091,543
Financials	4,004,425	-	-	4,004,425
Health Care	10,814,420	-	-	10,814,420
Industrials	15,279,319	-	-	15,279,319
Information Technology	9,229,845	-	-	9,229,845
Materials	2,439,858	-	-	2,439,858
Telecommunication Services	1,378,509	-	-	1,378,509
Short-term Investments	1,083,705	-	-	1,083,705
				$67,226,014

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. Values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2010-2014 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2013 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$631,452,999	$424,174,960	$239,287,347	$97,788,913	$724,250,022	$50,242,902

Gross Unrealized Appreciation	$272,831,185	$182,714,301	$94,749,044	$21,559,792	$177,902,480	$16,983,112
Gross Unrealized Depreciation	(306,873)	(1,557,663)	(879,450)	(1,446,453)	(4,552,616)	–

Net Unrealized Appreciation (Depreciation) on Investments	$272,524,312	$181,156,638	$93,869,594	$20,113,339	$173,349,864	$16,983,112

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2013 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2014

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 28, 2014